SECURITIES ACT OF 1933 FILE NO. 333-59745
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-8895

                          ING CLASSIC MONEY MARKET FUND
                              ING MONEY MARKET FUND
                        ING LEXINGTON MONEY MARKET TRUST

                        SUPPLEMENT DATED JANUARY 23, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002

     Effective immediately, footnote eight (8) to the chart, which footnote appears on page 38, in the section entitled "SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS- Investments, Investment Strategies and Risks" is revised to reflect that the ING Classic Money Market Fund, ING Money Market Fund and ING Lexington Money Market Trust may sell securities on a when-issued or delayed delivery basis.

     Effective immediately, the final paragraph immediately preceding the section entitled "INVESTMENT RESTRICTIONS" is deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE